UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02819

Natixis Cash Management Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
Certificates of Deposit — 55.5% of Net Assets
$13,500,000	Chase Bank USA NA,
	0.400%, 4/06/2009	$13,500,000
12,200,000	Bank of Ireland CT,
	1.140%, 4/14/2009	12,198,855
13,200,000	Dexia Credit Local de France,
	1.210%, 4/14/2009	13,200,047
13,200,000	Landesbank Hessen Thueringen Girozent,
	1.460%, 4/14/2009	13,200,047
13,200,000	Standard Chartered PLC,
	1.160%, 4/22/2009	13,200,077
13,000,000	Rabobank Nederland,
	0.550%, 4/23/2009	12,999,999
12,100,000	Bayerische Hypo-Und Vereinsbank,
	1.250%, 4/23/2009	12,100,074
13,200,000	Bayerische Landesbank Girozentrale,
	1.205%, 5/11/2009	13,200,146
12,200,000	Landesbank Baden Wurtemburg NY,
	1.160%, 5/12/2009	12,200,139
12,100,000	Svenska Handelsbanken NY,
	0.935%, 5/13/2009	12,100,492
700,000	Svenska Handelsbanken NY,
	0.950%, 5/18/2009	700,000
10,000,000	Banco Bilbao de Vizcaya,
	0.930%, 6/05/2009	10,000,180
4,100,000	Societe Generale,
	0.950%, 6/08/2009	4,100,039
12,000,000	CALYON North America, Inc.,
	2.700%, 6/10/2009	12,030,045

	Total Certificates of Deposit (Identified Cost $154,730,140)	154,730,140

Commercial Paper — 35.8%
	Banking — 31.8%
9,000,000	Lloyd’s Bank PLC,
	0.600%, 4/07/2009(b)	8,999,100
13,000,000	Canadian Imperial Holdings, Inc.,
	0.750%, 4/08/2009(b)	12,998,104
2,395,000	Lloyd’s Bank PLC,
	0.870%, 4/09/2009(b)	2,394,537
13,000,000	Commonwealth Bank of Australia,
	0.650%, 4/20/2009(b)	12,995,540
8,000,000	ING (US) Funding LLC,
	0.470%, 4/23/2009(b)	7,997,702
12,000,000	Nordea North America, Inc.,
	0.830%, 5/15/2009(b)	11,987,827
13,050,000	Royal Bank of Scotland,
	0.970%, 5/15/2009(b)	13,034,529
8,312,000	Societe Generale North America,
	0.900%, 6/03/2009(b)	8,298,909
10,100,000	ICICI Bank Ltd.,
	(Credit Support: Bank of America),
	1.450%, 6/09/2009(b)	10,071,930

		88,778,178

	Distribution/Wholesale — 4.0%
3,100,000	Louis Dreyfus Corp.,
	(Credit Support: Barclays Bank),
	1.420%, 4/29/2009(b)	3,096,576
8,000,000	Louis Dreyfus Corp.,
	(Credit Support: Barclays Bank),
	1.430%, 4/29/2009(b)	7,991,102

		11,087,678

	Total Commercial Paper (Identified Cost $99,865,856)	99,865,856

Time Deposits — 5.0%
2,100,000	Royal Bank of Canada,
	0.200%, 4/01/2009	2,100,000
12,000,000	National Bank of Canada,
	0.250%, 4/01/2009	12,000,000

	Total Time Deposits (Identified Cost $14,100,000)	14,100,000

Variable Rate Demand Notes — 3.6%
	Municipal — 3.6%
10,000,000	Colorado, Southern Ute Indian Tribe Reservation, 6.500%, 1/01/2027(c) (Identified Cost $10,000,000)	10,000,000

Medium Term Notes — 0.4%
	Cosmetics & Personal Care — 0.4%
1,100,000	Proctor & Gamble Co., 1.314%, 9/09/2009(d) (Identified Cost $1,100,000)	1,100,000

	Total Investments — 100.3% (Identified Cost $279,795,996)(a)	279,795,996
	Other assets less liabilities—(0.3)%	(793,085)

	Net Assets — 100.0%	$279,002,911

(†)	The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.
(a)	The aggregate cost for federal income tax purposes was $279,795,996.
(b)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(c)	Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.
(d)	Floating rate note. Rate shown is as of March 31, 2009.

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NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	279,795,996
Level 3 – Significant Unobservable Inputs	—

Total	$279,795,996

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the three months ended March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

Net Asset Summary at March 31, 2009 (Unaudited)
Certificates of Deposit	55.5%
Banking	31.8
Time Deposits	5.0
Distribution/Wholesale	4.0
Municipal	3.6
Cosmetics & Personal Care	0.4

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

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ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Cash Management Trust

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 26, 2009